Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000025443
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Fund
Account Value	$ 10,000	$ 15,142	$ 13,916	$ 11,178	$ 14,564	$ 11,785	$ 10,663	$ 9,287	$ 11,323	$ 9,802	$ 8,120
C000117771
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Global Fund
Account Value	$ 10,000	15,234	13,787	11,256	14,839	13,714	13,242	11,000	13,120	10,386	8,624
C000025445
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners International Fund
Account Value	$ 10,000	13,111	13,378	11,393	14,012	14,137	14,312	11,926	12,836	10,332	9,209
C000025444
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Small-Cap Fund
Account Value	$ 10,000	16,999	15,497	12,897	15,977	14,370	13,798	11,532	12,336	11,319	9,395
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
FTSE Developed Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Index - Net Tax TR (USD) Index
Account Value	$ 10,000	25,404	21,578	17,458	21,330	17,647	15,198	11,942	13,141	10,668	9,919
FTSE Developed ex North America Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Account Value	$ 10,000	16,509	16,115	13,616	16,073	14,621	13,284	10,935	12,774	10,098	9,955
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 32,604	$ 26,334	$ 20,907	$ 25,877	$ 20,593	$ 17,035	$ 13,002	$ 13,721	$ 11,327	$ 10,048